A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Unit Trust

I am pleased to announce the opening of three new investment options for AUL's retirement savings products. The AUL American Lifestyle Portfolios combine equities, bonds and money market instruments to create portfolios with three distinct levels of risk conservative, moderate, and aggressive. This allows you to diversify your portfolio and simplify the decision making process.
In addition to announcing the new Lifestyle Portfolios, I would also like to provide a brief recap of the economic environment and investment markets during the last six months. The U.S. economy is exhibiting surprising strength despite the opposing forces that exist. The Asian crisis worsened during the first half of 1998 resulting in a decline in U.S. exports and an increase in inexpensive imports. This created a great deal of pressure on U.S. corporate earnings and resulted in an inventory build-up during the first quarter. In contrast, we continue to experience the positive effects of low inflation and low nominal interest rates. Another favorable development has been the amazing strength in consumer spending right here at home. Consumers are benefiting from inexpensive imports, low inflation, low mortgage rates and the wealth effect of a rising stock market.
The stock market provided impressive returns during the first half of 1998, with the average equity fund earning most of this return during the first quarter. Second quarter returns were much more volatile as Asian concerns resurfaced. Large capitalization companies continued to dominate the market as investors searched for stability of earnings and liquidity.
Although bonds performed reasonably well in the first half of 1998, returns still lagged the performance of the S&P 500 Index by a wide margin. Treasury yields declined during the first half of the year with the biggest decrease occurring in the longer maturities. The thirty year treasury bond yielded 5.63% at the end of June, thirty basis points below the level at the beginning of the year.
As we enter the second half of 1998, commonly used valuation measures suggest that the stock market is expensive at current levels. It is expected that market volatility will continue through the remainder of 1998 as investors closely monitor economic and corporate earnings growth as well as the level of interest rates. Bond performance will be dependent on interest rate movements and the potential "flight to quality" in the event investors become concerned about the stock market.

                                                              /s/James W. Murphy
                                                                 James W. Murphy
                                Chairman of the Board of Directors and President

Indianapolis, Indiana
July 31, 1998
1
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2

                             AUL American Unit Trust
                            STATEMENTS OF NET ASSETS
                                  June 30, 1998
                                   (unaudited)

                                 Series Fund                           Fidelity
           ---------------------------------------------------------  ----------
              Equity    Money Mkt     Bond     Managed    Tact Asst    High Inc




Assets:
Investments
at value   $40,586,563 $7,764,124 $9,393,839 $26,859,883 $    33,812 $16,837,197



Net Assets $40,586,563 $7,764,124 $9,393,839 $26,859,883 $    33,812 $16,837,197



Units
out
standing    13,830,670  5,982,843  5,285,226  11,451,040      28,164   9,615,760



Accum
Unit Value $      2.93 $     1.30 $     1.78 $      2.35 $      1.20 $      1.75


The accompanying notes are an integral part of the financial statements.
3

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                  June 30, 1998
                                   (unaudited)

                                     Fidelity
           ---------------------------------------------------------------------
              Growth    Overseas   Asset Mgr   Index 500  Equity-Inc  Contrafund


Assets:
Investments
at value $71,761,599 $17,044,828 $60,393,672 $64,588,321 $16,318,553 $23,567,794



Net
 Assets  $71,761,599 $17,044,828 $60,393,672 $64,588,321 $16,318,553 $23,567,794



Units
out
standing  29,135,985  9,694,432   34,097,950  24,211,147   8,496,167  10,928,539



Accum
Unit
Value    $      2.46 $      1.76 $      1.77 $      2.67 $      1.92 $      2.16


The accompanying notes are an integral part of the financial statements.
4

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                  June 30, 1998
                                   (unaudited)

             American                          T. Rowe
             Century      Alger    Calvert      Price              PBHG
           -----------  ---------  ---------  ----------  ---------------------
            VP Capital  American  Social Mid-   Equity                Tech. &
              Apprec.    Growth   Cap Growth    Income    Growth II    Comm.


Assets:
Investments
at value   $2,052,608  $28,686,361  $3,155,347  $30,861,793  $199,476  $195,116



Net
 Assets    $2,052,608  $28,686,361  $3,155,347  $30,861,793  $199,476  $195,116



Units
out
standing    1,746,860   12,980,816   1,603,565   15,803,547   170,981   169,302



Accum
Unit Value $     1.18  $      2.21  $     1.97  $      1.95  $   1.17  $   1.15


The accompanying notes are an integral part of the financial statements.
5

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                  June 30, 1998
                                   (unaudited)

                     Janus                Safeco
            ---------------------  ---------------------
            Worldwide    Flexible
             Growth       Income    Equity      Growth



Assets:
Investments
at value     $6,553,870  $1,057,945  $702,021  $5,797,160



Net
 Assets      $6,553,870  $1,057,945  $702,021  $5,797,160



Units
out
standing      4,553,309     927,949   532,515   3,523,242



Accum
Unit Value   $     1.44  $     1.14  $   1.32  $     1.65


The accompanying notes are an integral part of the financial statements.
6

                             AUL American Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                                       Series Fund
            -------------------------------------------------------------------
                    Equity             Money Market                Bond
            ---------------------  ---------------------  ---------------------
               1998        1997       1998       1997        1998       1997


Operations:
Dividend
 income    $ 122,512  $  192,068 $   169,136 $   129,177 $   118,620 $  190,487
Mortality
 & expense
 charges     233,474     152,860      43,576      32,462      55,702     46,342

Net
Investment
Income
(Loss)      (110,962)     39,208     125,560      96,715      62,918    144,145


Gain(Loss) on Investments:
Net realized gain
 (loss)    1,600,222     643,170           0           0      (1,319)    32,487
Net change in
unrealized gain
 (loss)    1,543,605   3,068,273           0           0     230,734    (20,766)

Net Gain
 (Loss)    3,143,827   3,711,443           0           0     229,415     11,721


Increase (Decrease)
in Net Assets from
 Oper.     3,032,865   3,750,651     125,560      96,715     292,333    155,866


Contract Owner Transactions:
Proceeds from units
 sold      7,064,375   4,063,825  19,480,408  14,786,100   3,560,523  1,147,101
Cost of units
redeemed  (3,465,783) (2,120,912)(19,191,575)(13,597,922) (2,949,934)  (892,888)

Increase
(Decrease) 3,598,592   1,942,913     288,833   1,188,178     610,589    254,213


Net increase
(decrease) 6,631,457   5,693,564     414,393   1,284,893     902,922    410,079
Net Assets,
beginning 33,955,106  22,318,068   7,349,731   4,836,248   8,490,917  7,327,011

Net Assets,
 ending  $40,586,563 $28,011,632  $7,764,124  $6,121,141  $9,393,839 $7,737,090


Units sold 2,445,363   1,823,499  15,125,090  11,913,470   2,028,974    720,241
Units
 redeemed (1,200,729)   (955,044)(14,906,680)(10,955,874) (1,681,176)  (564,899)


Net increase
(decrease) 1,244,634     868,455     218,410     957,596     347,798    155,342
Units outstanding,
beginning 12,586,036  10,589,355   5,764,433   3,931,272   4,937,428  4,535,171

Units outstanding,
 ending   13,830,670  11,457,810   5,982,843   4,888,868   5,285,226  4,690,513

The accompanying notes are an integral part of the financial statements.
7

                             AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                            Series Fund                         Fidelity
            --------------------------------------------  ---------------------
                   Managed            Tactical Asset           High Income
            ---------------------  ---------------------  ---------------------
               1998       1997       1998        1997(1)     1998       1997

Operations:
Dividend
 income  $   186,479 $   319,126 $        4 $         0 $ 1,597,595 $   796,755
Mortality
 & expense
 charges     158,680     121,456         49           0      93,564      67,020

Net
Investment
Income
(Loss)        27,799     197,670        (45)          0   1,504,031     729,735


Gain (Loss) on Investments:
Net realized gain
 (loss)      705,160     249,564         13           0     271,586     153,207
Net change in
unrealized gain
 (loss)      897,320   1,526,362        (50)          4  (1,203,579)   (131,645)

Net Gain
 (Loss)    1,602,480   1,775,926        (37)          4    (931,993)     21,562


Increase (Decrease)
in Net Assets from
Oper.      1,630,279   1,973,596        (82)          4     572,038     751,297


Contract Owner Transactions:
Proceeds from units
 sold      3,904,859   2,217,008     33,913         100   5,551,175   2,406,760
Cost of units
 redeemed (2,440,555) (1,559,168)      (131)          0  (2,827,903) (1,109,893)

Increase
(Decrease) 1,464,304     657,840     33,782         100   2,723,272   1,296,867


Net increase
(decrease) 3,094,583   2,631,436     33,700         104   3,295,310   2,048,164
Net Assets,
beginning 23,765,300  18,542,385        112           0  13,541,887   9,663,097

Net Assets,
 ending  $26,859,883 $21,173,821 $   33,812 $       104 $16,837,197 $11,711,261


Units sold 1,706,804   1,163,145     28,174         100   3,177,218   1,624,446
Units
 redeemed (1,072,088)   (822,425)       (10)          0  (1,614,790)   (741,328)


Net increase
 (decrease)  634,716     340,720     28,164         100   1,562,428     883,118
Units outstanding,
beginning 10,816,324  10,087,186          0           0   8,053,332   6,679,227

Units outstanding,
ending    11,451,040  10,427,906     28,164         100   9,615,760   7,562,345

(1) for the Period from May 1, 1997 to June 30, 1997.

The accompanying notes are an integral part of the financial statements.
8

                            AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                                         Fidelity
            -------------------------------------------------------------------
                    Growth               Overseas             Asset Manager
            ---------------------  ---------------------  ---------------------
                1998       1997       1998       1997        1998        1997


Operations:
Dividend
income   $ 7,725,638 $ 1,439,710 $ 1,119,663 $ 1,001,818 $ 6,424,997 $4,572,177
Mortality
 & expense
 charges     388,889     261,517     100,004      78,265     341,872    249,781

Net
Investment
Income
(Loss)     7,336,749   1,178,193   1,019,659     923,553   6,083,125  4,322,396


Gain (Loss) on Investments:
Net realized gain
 (loss)    1,579,066   1,445,452     454,946     524,569     720,769    440,935
Net change in
unrealized gain
 (loss)    1,595,887   2,744,107     761,669     501,094  (2,344,437)  (654,330)

Net Gain
 (Loss)    3,174,953   4,189,559   1,216,615   1,025,663  (1,623,668)  (213,395)


Increase (Decrease)
in Net Assets from
Oper.     10,511,702   5,367,752   2,236,274   1,949,216   4,459,457  4,109,001


Contract Owner Transactions:
Proceeds from units
 sold     13,980,110   9,090,720  11,882,460   6,912,883   9,607,219  6,298,147
Cost of units
 redeemed (7,849,191) (5,682,771)(11,277,918) (5,598,961) (3,965,214)(3,043,703)

Increase
(Decrease) 6,130,919   3,407,949     604,542   1,313,922   5,642,005  3,254,444


Net increase
(decrease)16,642,621   8,775,701   2,840,816   3,263,138  10,101,462  7,363,445
Net Assets,
beginning 55,118,978  38,471,516  14,204,012  11,408,246  50,292,210 36,766,256

Net Assets,
 ending  $71,761,599 $47,247,217 $17,044,828 $14,671,384 $60,393,672 44,129,701


Units sold 6,099,218   5,126,880   6,953,107   4,710,220   5,591,158  4,430,111
Units
 redeemed (3,456,609) (3,204,937) (6,567,225) (3,801,504) (2,325,135)(2,128,273)


Net increase
(decrease) 2,642,609   1,921,943     385,882     908,716   3,266,023  2,301,838
Units outstanding,
beginning 26,493,376  22,560,070   9,308,550   8,245,189  30,831,927 26,868,078

Units outstanding,
 ending   29,135,985  24,482,013   9,694,432   9,153,905  34,097,950 29,169,916

The accompanying notes are an integral part of the financial statements.
9

                            AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                                        Fidelity
            -------------------------------------------------------------------
                   Index 500          Equity-Income             Contrafund
            -------------------------------------------------------------------
              1998        1997       1998       1997        1998       1997


Operations:
Dividend
 income  $ 1,715,646 $   653,527 $   807,143 $   626,460 $ 1,001,436 $  231,986
Mortality
 & expense
 charges     323,084     142,850      88,800      44,138     122,866     57,165

Net Investment Income
(Loss)     1,392,562     510,677     718,343     582,322     878,570    174,821


Gain (Loss) on Investments:
Net realized gain
 (loss)    2,307,962   1,321,811     287,901      55,534     591,893    201,525
Net change in
unrealized gain
 (loss)    4,036,542   2,331,128     265,914     447,696   1,428,458    707,142

Net Gain
 (Loss)    6,344,504   3,652,939     553,815     503,230   2,020,351    908,667


Increase (Decrease)
in Net Assets from
Oper.      7,737,066   4,163,616   1,272,158   1,085,552   2,898,921  1,083,488


Contract Owner Transactions:
Proceeds from units
 sold     23,283,943  15,015,717   4,157,141   2,419,402   5,902,890  4,714,480
Cost of units
 redeemed (8,436,180) (6,831,520) (1,288,651)   (697,488) (1,902,223)(1,130,238)

Increase
(Decrease 14,847,763   8,184,197   2,868,490   1,721,914   4,000,667  3,584,242


Net increase
(decrease)22,584,829  12,347,813   4,140,648   2,807,466   6,899,588  4,667,730
Net Assets,
beginning 42,003,492  17,165,451  12,177,905   5,858,153  16,668,206  7,059,625

Net Assets,
 ending $ 64,588,321 $29,513,264 $16,318,553 $ 8,665,619 $23,567,794 11,727,355


Units sold 9,193,249   7,948,068   2,227,241   1,647,369   2,914,636  3,035,990
Units
 redeemed (3,356,835) (3,626,448)   (690,749)   (467,847)   (951,720)  (720,252)


Net increase
(decrease) 5,836,414   4,321,620   1,536,492   1,179,522   1,962,916  2,315,738
Units outstanding,
beginning 18,374,733   9,841,199   6,959,675   4,243,459   8,965,623  4,656,175

Units outstanding,
 ending   24,211,147  14,162,819   8,496,167   5,422,981  10,928,539  6,971,913


The accompanying notes are an integral part of the financial statements.
10

                             AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

              American Century            Alger                  Calvert
            ---------------------  ---------------------  ---------------------
              VP Capital                                      Social Mid-Cap
             Appreciation            American Growth              Growth
            ---------------------  ---------------------  ---------------------
               1998        1997       1998       1997        1998       1997


Operations:
Dividend
 income  $   108,260 $    44,837 $ 4,116,684 $   123,940 $         0 $        0
Mortality
 & expense
 charges      13,741      12,761     145,134      72,541      14,811      7,385

Net Investment Income
(Loss)        94,519      32,076   3,971,550      51,399     (14,811)    (7,385)


Gain (Loss) on Investments:
Net realized gain
 (loss)      (82,679)   (205,940)  1,036,955     660,936     202,755     61,706
Net change in
unrealized gain
 (loss)          228      58,500     481,084   1,036,243     200,406     53,458

Net Gain
 (Loss)      (82,451)   (147,440)  1,518,039   1,697,179     403,161    115,164


Increase (Decrease)
in Net Assets from
Oper.         12,068    (115,364)  5,489,589   1,748,578     388,350    107,779


Contract Owner Transactions:
Proceeds from units
 sold         590,091    646,561   9,028,596   8,436,920   4,727,290  2,252,075
Cost of units
 redeemed    (859,251)  (646,991) (4,947,882) (5,341,870) (3,715,337)(2,322,334)

Increase
 (Decrease)  (269,160)      (430)  4,080,714   3,095,050   1,011,953    (70,259)


Net increase
(decrease)   (257,092)  (115,794)  9,570,303   4,843,628   1,400,303     37,520
Net Assets,
 beginning  2,309,700  2,189,442  19,116,058   9,407,497   1,755,044  1,302,913

Net Assets,
 ending  $  2,052,608 $2,073,648 $28,686,361 $14,251,125 $ 3,155,347 $1,340,433


Units sold    497,477    564,332   4,607,753   5,662,898   2,509,504  1,631,154
Units
 redeemed    (720,746)  (588,448) (2,547,342) (3,585,552) (1,976,476)(1,689,190)


Net increase
(decrease)   (223,269)   (24,116)  2,060,411   2,077,346     533,028    (58,036)
Units outstanding,
 beginning  1,970,129  1,785,854  10,920,405   6,674,992   1,070,537    970,440

Units outstanding,
 ending     1,746,860  1,761,738  12,980,816   8,752,338   1,603,565    912,404

The accompanying notes are an integral part of the financial statements.
11

                            AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                 T. Rowe Price                         PBHG
            ---------------------  --------------------------------------------
                                                               Technology &
                Equity Income           Growth II             Communications
            ---------------------  ---------------------  ---------------------
               1998        1997      1998       1997(1)      1998      1997(1)


Operations:
Dividend
 income  $   340,615 $   179,073 $         0 $         0 $         0 $        0
Mortality
 & expense
 charges     161,908      59,499         803           1         870          0

Net Investment Income
(Loss        178,707     119,574        (803)         (1)       (870)         0


Gain (Loss) on Investments:
Net realized gain
 (loss)      652,710     111,590          23          (9)       (732)         0
Net change in
unrealized gain
 (loss)      394,570   1,091,271      12,408          (1)     21,281          5

Net Gain
 (Loss)    1,047,280   1,202,861      12,431         (10)     20,549          5


Increase (Decrease)
in Net Assets from
Oper.      1,225,987   1,322,435      11,628         (11)     19,679          5


Contract Owner Transactions:
Proceeds from units
 sold     10,306,650   6,579,523     128,473       4,779     172,030        183
Cost of units
 redeemed (2,196,970)   (628,892)     (2,970)     (2,276)   (101,504)         0

Increase
(Decrease) 8,109,680   5,950,631     125,503       2,503      70,526        183


Net increase
(decrease) 9,335,667   7,273,066     137,131       2,492      90,205        188
Net Assets,
beginning 21,526,126   6,185,542      62,345           0     104,911          0

Net Assets,
ending   $30,861,793 $13,458,608 $   199,476 $     2,492 $   195,116 $      188


Units sold 5,289,684   4,274,380     115,109       4,585     156,033        182
Units
 redeemed (1,132,819)   (409,482)     (2,633)     (2,196)    (88,316)         0


Net increase
(decrease) 4,156,865   3,864,898     112,476       2,389      67,717        182
Units outstanding,
beginning 11,646,682   4,259,154      58,505           0     101,585          0

Units outstanding,
 ending   15,803,547   8,124,052     170,981       2,389     169,302        182

(1) for the Period from May 1, 1997 to June 30, 1997.

The accompanying notes are an integral part of the financial statements.
12

                            AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                               Janus                              Safeco
            --------------------------------------------  ---------------------
                    Worldwide            Flexible
                    Growth                Income                  Equity
            ---------------------  ---------------------  ---------------------
               1998      1997(1)     1998       1997(1)      1998      1997(1)


Operations:
Dividend
 income  $   219,784 $       590 $    39,393 $         4 $         0 $        0
Mortality
 & expense
 charges      25,228          21       3,804           1       2,483          0

Net Investment Income
(Loss)       194,556         569      35,589           3      (2,483)         0


Gain (Loss) on Investments:
Net realized gain
 (loss)       56,897          12       2,174          (8)        437          0
Net change in
unrealized gain
 (loss)      614,278         (56)     (8,947)         (4)     43,810         11

Net Gain
 (Loss       671,175         (44)     (6,773)        (12)     44,247         11


Increase (Decrease)
in Net Assets from
Oper.        865,731         525      28,816          (9)     41,764         11


Contract Owner Transactions:
Proceeds from units
 sold      3,662,629      60,782     757,839       2,391     454,825        100
Cost of units
 redeemed   (402,290)         (5)    (42,367)     (2,282)    (10,691)         0

Increase
(Decrease) 3,260,339      60,777     715,472         109     444,134        100


Net increase
(decrease) 4,126,070      61,302     744,288         100     485,898        111
Net Assets,
beginning  2,427,800           0     313,657           0     216,123          0

Net Assets,
ending   $ 6,553,870 $    61,302 $ 1,057,945 $       100 $   702,021 $      111


Units sold 2,716,913      54,884     676,226       2,332     354,819        102
Units
 redeemed   (289,976)         (4)    (37,631)     (2,234)     (8,394)         0


Net increase
(decrease) 2,426,937      54,880     638,595          98     346,425        102
Units outstanding,
beginning  2,126,372           0     289,354           0     186,090          0

Units outstanding,
ending     4,553,309      54,880     927,949          98     532,515        102

(1) for the Period from May 1, 1997 to June 30, 1997.

The accompanying notes are an integral part of the financial statements.
13

                            AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                    Safeco
           -----------------------
                    Growth
           -----------------------
               1998       1997(1)


Operations:
Dividend
 income   $         0 $         0
Mortality
 & expense
 charges       20,976           2

Net Investment Income
(Loss)        (20,976)         (2)


Gain (Loss) on Investments:
Net realized gain
 (loss)        20,223          33
Net change in
unrealized gain
 (loss)       317,971         106

Net Gain
 (Loss)       338,194         139


Increase (Decrease)
in Net Assets from
Oper.         317,218         137


Contract Owner Transactions:
Proceeds from units
 sold       4,343,588       5,490
Cost of units
 redeemed    (368,951)     (1,675)

Increase
 (Decrease) 3,974,637       3,815


Net increase
 (decrease) 4,291,855       3,952
Net Assets,
 beginning  1,505,305           0

Net Assets,
 ending   $ 5,797,160 $     3,952


Units sold  2,679,871       4,949
Units
 redeemed    (225,784)     (1,493)


Net increase
(decrease)  2,454,087       3,456
Units outstanding,
 beginning  1,069,155           0

Units outstanding,
 ending     3,523,242       3,456

(1) for the Period from May 1, 1997 to June 30, 1997.

The accompanying notes are an integral part of the financial statements.
14
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15

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16
notes to financial statements

1.  Summary of  Significant  Accounting  Policies
The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (Series Fund), Fidelity Investments Variable Insurance Products Fund and Variable Insurance Products Fund II(Fidelity), American Century Variable Portfolios, Inc. (American Century), Acacia Capital Corporation (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), PBHG Insurance Series Fund, Inc. (PBHG), Janus Aspen Series (Janus), and Safeco Resource Series Trust (Safeco).

Security Valuation,  Transactions and Related Investment Income
The market value of investments is based on the closing bid prices at June 30, 1998. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Mortality and Expense Risks Charges AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the six
months  ended  June  30,  1998  and  1997,   were   $2,340,317  and  $1,406,067,
respectively.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

AUl American Lifestyle Portfolios
The Conservative, Moderate, and Aggressive portfolios, were added to the Variable Account on May 1, 1998. The portfolios had no activity during the period ended June 30, 1998, and are not included in the financial statements. The accumulation unit values of the investment options are provided in Note 3 to the financial statements.

2. Account Charges
AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities. AUL deducts an annual administrative charge from each participant's account which may not exceed the lesser of 0.5% of the participant's account value or $7.50 per quarter. The charge is assessed every quarter on a participant account if it is in effect on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. The charges incurred during the six months ended June 30, 1998 and 1997, were $132,503 and $173,130, respectively.
17
notes to financial statements (continued)

AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge depends upon the number of account years the participant's account has been in existence, as follows:
            Account Year        Withdrawal Charge
            ------------        -----------------
                1 - 5                   8%
               6 - 10                   4%
             11 or more                 0%

The aggregrate withdrawal charges will not exceed 9% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the six months ended June 30, 1998 and 1997, were $157,063 and $90,541, respectively.

3. Accumulation Unit Value
The change in the Accumulation Unit Value per unit for the six months ended June 30, 1998, or from inception of operation, May 1, 1998, through June 30, 1998, is:
                         6/30/98           12/31/97            Change
                        --------          ---------           -------
 Series Fund:
  Equity       $        2.933454     $     2.696745              8.8%
  Money Market          1.297616           1.274444              1.8%
  Bond                  1.777722           1.719983              3.4%
  Managed               2.343370           2.194762              6.8%
  Tactical              1.200471           1.110125              8.1%
 Fidelity:
  High Income           1.750726           1.680960              4.2%
  Growth                2.461964           2.079525             18.4%
  Overseas              1.756431           1.524164             15.2%
  Asset Manager         1.770608           1.630253              8.6%
  Index 500             2.666500           2.284968             16.7%
  Equity Income         1.918468           1.746514              9.8%
  Contrafund            2.156381           1.858720             16.0%
 American Century:
  VP Capital
   Appreciation         1.173646           1.170649              0.3%
 Alger:
  American Growth       2.209658           1.750190             26.3%
 Calvert:
Social Mid-Cap
   Growth               1.967434           1.638970             20.0%
 T. Rowe Price:
  Equity Income         1.952635           1.847792              5.7%
 PBHG:
  Growth II             1.166877           1.066050              9.5%
  Technology &
   Communications       1.152096           1.032340             11.6%
18
notes to financial statements (continued)

                          6/30/98          12/31/97            Change
                         --------          --------            ------
 Janus:
  Worldwide Growth       1.439257          1.141625             26.1%
  Flexible Income        1.140063          1.083840              5.2%
 Safeco:
  Equity                1.318015           1.160728             13.6%
  Growth                1.645364           1.407808             16.9%

                         6/30/98            05/1/98            Change
                        --------           --------            ------
 Series Fund:
  Conservative          1.009450           1.002758              0.7%
  Moderate              1.008657           1.003655              0.5%
  Aggressive            1.008744           1.004549              0.4%

4.  Cost of Investments
The cost of Investments at June 30, 1998, is:

 Series Fund:
  Equity            $30,767,649
  Money Market        7,764,124
  Bond                9,240,647
  Managed            21,923,564
  Tactical               33,858
  Conservative                0
  Moderate                    0
  Aggressive                  0
 Fidelity:
  High Income        16,643,957
  Growth             61,290,703
  Overseas           16,403,706
  Asset Manager      55,376,219
  Index 500          55,601,756
  Equity Income      14,399,274
  Contrafund         19,720,654
 American Century:
  VP Capital Apprec   2,183,628
 Alger:
  American Growth    26,853,501
 Calvert:
  Soc. Mid-Cap Grth   3,090,691
  T. Rowe Price:
  Equity Income      28,163,824
 PBHG:
  Growth II             188,942
  Tech & Comm           187,385
 Janus:
  Worldwide Growth    5,950,429
  Flexible Income     1,070,729
 Safeco:
  Equity                668,791
  Growth              5,659,669
19
notes to financial statements (continued)

5.  Net Assets
    Net Assets at June 30, 1998, are:

                                  Series Fund                          Fidelity
          ----------------------------------------------------------  ----------
             Equity     Money Mkt     Bond       Managed  Tac. Asset   High Inc

Proceeds
 from units
 sold    $40,808,658 $82,326,713 $15,975,907 $28,583,180 $   34,012 $22,021,029
Cost of units
 redeemed(16,517,883)(75,142,069) (8,137,718)(11,317,719)      (131) (9,134,984)
Net investment
 income
 (loss)    1,583,333     579,480   1,395,944   2,842,560        (36)  2,883,102
Net realized
 gain
 (loss)    4,893,541           0       6,514   1,815,543         13     874,810
Unrealized
 gain
 (loss)    9,818,914           0     153,192   4,936,319        (46)    193,240
          ----------   ---------   ---------  ----------    -------  ----------
         $40,586,563 $ 7,764,124 $ 9,393,839 $26,859,883 $   33,812 $16,837,197


                                         Fidelity
          ----------------------------------------------------------------------
           Growth      Overseas   Asset Mgr    Index 500  Eqty-Inc   Contrafund

Proceeds
 from units
 sold   $76,814,424 $47,448,762 $63,119,279 $76,110,684 $16,187,221 $22,963,450
Cost of
units
redeemed(32,666,240)(35,496,166)(21,467,065)(29,794,906) (3,588,057) (5,420,078)
Net investment
 income
 (loss)   9,448,916   1,849,834  11,956,140   1,805,592   1,254,445     935,740
Net realized
 gain
 (loss)   7,693,603   2,601,276   1,767,865   7,480,386     545,665   1,241,542
Unrealized
 gain
 (loss)  10,470,896     641,122   5,017,453   8,986,565   1,919,279   3,847,140
         ----------  ----------  ----------  ----------  ----------  ----------
        $71,761,599 $17,044,828 $60,393,672 $64,588,321 $16,318,553 $23,567,794


            American                            T. Rowe
            Century       Alger     Calvert      Price             PBHG
           ----------  ----------  ----------  ----------  --------------------
           VP Capital   American  Soc Mid-Cap                          Tech &
             Apprec.     Growth     Growth      Eqty Inc   Growth II    Comm.
           ----------  ----------  ----------  ----------  --------------------
Proceeds
 from units
 sold    $ 4,590,129 $39,879,642 $17,091,375 $30,952,389 $  214,941 $   290,461
Cost of
 units
 redeemed (2,404,840)(20,037,936)(14,630,081) (5,061,102)   (24,593)   (101,523)
Net investment
 income
 (loss)      242,619   3,963,309     147,347   1,078,693     (1,089)     (1,284)
Net realized
 gain
 (loss)     (244,280)  3,048,486     482,050   1,193,844       (317)       (269)
Unrealized
 gain
 (loss)     (131,020)  1,832,860      64,656   2,697,969      10,534      7,731
           ---------  ----------   ---------  ----------  ---------   ---------
         $ 2,052,608 $28,686,361 $ 3,155,347 $30,861,793 $  199,476 $   195,116

                   Janus                   Safeco
           ----------------------  ----------------------
           Worldwide    Flexible
            Growth       Income      Equity      Growth
Proceeds
 from units
 sold    $ 6,223,280 $ 1,168,113 $   667,528 $ 6,385,169
Cost of
 units
 redeemed   (524,117)   (145,023)    (11,581) (1,011,508)
Net investment
 income
 (loss)      191,669      42,565      12,534     216,142
Net realized
 gain
 (loss)       59,597       5,074         310      69,866
Unrealized
 gain
 (loss)      603,441     (12,784)     33,230     137,491
           ---------   ---------    --------   ---------
         $ 6,553,870 $ 1,057,945 $   702,021 $ 5,797,160
20